Earnings per share	12 Months Ended
Dec. 31, 2021
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Earnings per share
9.	Earnings per share
Basic earnings per share is calculated by dividing the profit for the year attributable to ordinary equity holders of the company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share is calculated by dividing the profit attributable to ordinary equity holders of the company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.
Basic earnings per share
The calculation of basic earnings per share is based on:

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Profit attributable to ordinary equity holders of the company	604,914	548,903	272,673	43,129

Weighted average number of ordinary shares	40,858,290	40,858,290	40,858,290	40,858,290

Diluted earnings per share
The weighted average number of ordinary shares adjusted for the effect of unissued ordinary shares under the Share Option Scheme is determined as follows:

	31.12.2019	31.12.2020	31.12.2021
Weighted average number of shares issued, used in the calculation of basic earnings per share	40,858,290	40,858,290	40,858,290
Diluted effect of share options	—	—	—

Weighted average number of ordinary shares adjusted for effect of dilution	40,858,290	40,858,290	40,858,290

In 2021, 270,000 (2020: 470,000; 2019: 470,000) share options granted to employees under the existing employee share option plan have not been included in the calculation of diluted earnings per share because they are anti-dilutive.
There have been no other transactions involving ordinary shares or potential ordinary share since the reporting date and before the completion of these financial statements.